PROVISION FOR EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR EMPLOYEE BENEFITS
Summary of short term provision for employee benefits

	2022	2021

Provision for personnel bonus (*)	119,982	87,109
Provision for unused vacation	36,087	29,077

	156,069	116,186
(*)

Personnel bonus provision related to direct employee costs amounting to TRY28,134 thousand is capitalized as part of the website development costs as of 31 December 2022 (Note 11) (2021: TRY22,593 thousand).

Summary of movements in provisions for personnel bonus and unused vacation

	1	Current	Paid
	January	year	during	Acquisition	Monetary	31 December
	2022	charge	the year	of subsidiary	gain/(loss)	2022

Personnel bonus	87,109	142,060	(74,807)	—	(34,380)	119,982
Unused vacation	29,077	24,460	(2,802)	215	(14,863)	36,087

	116,186	166,520	(77,609)	215	(49,243)	156,069

		Current	Paid
	1 January	year	during	Monetary	31 December
	2021	charge	the year	gain/(loss)	2021

Personnel bonus	30,096	96,151	(29,332)	(9,806)	87,109
Unused vacation	20,888	21,957	(4,770)	(8,998)	29,077

	50,984	118,108	(34,102)	(18,804)	116,186

Summary of long term provision for employee benefits

	2022	2021

Provision for post-employment benefits	16,457	8,702

	16,457	8,702

Summary of actuarial assumptions used in the calculation of the total liability

	2022	2021

Discount rate (%)	0.50	3.93
Probability of retirement (%)	75.35	77.21

Summary of movements in provision for the post-employment benefit

	2022	2021

At 1 January	8,702	7,375
Charge for the year	2,624	2,641
Interest cost	1,418	822
Actuarial losses	13,982	6,658
Acquisition of subsidiary	384	-
Payments during the year	(4,908)	(6,074)
Monetary gain/(loss)	(5,745)	(2,720)

At 31 December	16,457	8,702

Schedule of restricted stock unit activity

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2021	1,680,121	229.08

Units granted	1,949,947	19.97
Units vested	(1,863,833)	81.61

Outstanding as of 31 December 2022	1,766,235	85.40

NOTE 14 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Share-based payments (Continued)

		Weighted average
	Number of units	grant date fair value

Outstanding as of 31 December 2020	—	—
Units granted	2,741,112	229.08
Units vested	(743,681)	229.08
Units forfeited (not yet vested) (*)	(317,310)	229.08

Outstanding as of 31 December 2021	1,680,121	229.08

(*)	Forfeited but not yet vested units consist of granted units on 25 March 2021 and forfeited before vesting period.

Scheduled vesting of outstanding restricted stock units

2023	1,194,159
2024	536,525
2025	35,551

Total	1,766,235